Document and Entity Information	Mar. 13, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 13, 2020
Entity Registrant Name	OHIO POWER COMPANY
Entity File Number	1-6543
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-4271000
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000073986
Amendment Flag	false
New York Stock Exchange | Common Stock, $6.50 par value
Entity Information [Line Items]
Title of 12(b) Security
Trading Symbol
Security Exchange Name